                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                                                                    NBAMT0231296

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio
   1996 ended on an upbeat note for the bond market and the AMT Limited Maturity Bond Portfolio as yields across the curve fell during the last four months of the year. Yields that we focus on, in the 1- to 5-year part of the curve, ended the year higher than at the start of the year. In between, however, the bond market was on a roller coaster ride with interest rates falling early in the period, then rising extremely rapidly, and finally reversing its course once again for the final rally. The management of our weighted average portfolio duration ("duration" is a measure of a portfolio's exposure to interest rate risk) during this period of volatility remained consistent with our trend-following style, and the Portfolio's risk level remained low compared to longer-duration bond funds. In the early portion of the year our duration was a relatively long 2.9 years on average as we took advantage of the falling rates at the end of 1995 and the beginning of 1996. When the trend reversed in February and March as a result of signs of increased economic growth, higher inflation expectations, and comments by Fed Chairman Alan Greenspan, we shortened duration several times to 2.3 years in June. By September, the market had overreacted to the economic signals and, from a technical and fundamental standpoint, appeared undervalued. We then lengthened the duration to just over
2.5 years. Yields fell from this point through the end of the year which benefited the Portfolio due to the longer duration.
   Corporate bonds remained the largest sector in the Portfolio as we continued to find value through our bottom-up bond selection process (looking at individual bonds rather than average sector prices) despite a generally expensive corporate market. The below investment grade segment of our holdings outperformed all other sectors, due to the healthy market conditions in high yield as well as excellent individual security selection. Our research staff identified several bonds during the period which were underpriced relative to their credit fundamentals, which we added to the Portfolio. These included Tenet Healthcare, a leading hospital firm, which was placed on watch for potential upgrade by both S&P and Moody's. This caused the market to price these bonds at a tighter spread to Treasuries, resulting in significant outperformance versus the market. This segment of the Portfolio which represents the below investment grade portion ended the year at about 8% of the Fund. Investment grade bonds also performed well. Restructuring at firms such as Tenneco Inc. and Alco Capital Resource, Inc. resulted in higher bond prices relative to comparable duration Treasuries.
   Investments in mortgage-backed and asset-backed securities accounted for the majority of the remainder of the Portfolio. The asset-backed securities were all rated "AAA" and were backed by pools of credit card receivables, auto loans and leases, or equipment loans. While the increase in consumer delinquencies on credit cards has received a lot of media attention, the asset-backed securities in the Portfolio were of the highest quality. The bonds in the Portfolio have outperformed comparable duration Treasury securities, since the collateral backing of these securities performed well throughout the second half of the year within the bond market's and the ratings agencies' expectations. In addition, our commitment to 15-year and 7-year Agency Pass-Through Mortgages added to the Portfolio's return.

Ted Giuliano                       Thomas Wolfe

The composition and holdings of the Portfolio are subject to change. Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Government Income, Growth, Limited Maturity Bond, Liquid Asset and Partners Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. The views of the portfolio managers expressed in this report are as of the date written above. The managers' views are subject to change at any time based on market and other conditions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio

         EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 Merrill Lynch 1-3 Year   Limited Maturity
Average Annual Total Return (1)          Treasury Index     Bond Portfolio
1 Year                                           +4.98%             +4.31%
5 Year                                           +5.60%             +5.32%
10 Year                                          +7.19%             +6.68%
Life of Fund                                     +8.44%             +8.28%
                                 Merrill Lynch 1-3 Year   Limited Maturity
                                     Treasury Index (2)     Bond Portfolio
12/31/86                                     $10,000.00          $9,999.99
1987                                         $10,564.74         $10,289.16
1988                                         $11,222.42         $11,026.52
1989                                         $12,442.42         $12,214.39
1990                                         $13,652.45         $13,231.15
1991                                         $15,247.05         $14,731.99
1992                                         $16,207.54         $15,494.66
1993                                         $17,084.57         $16,521.41
1994                                         $17,181.70         $16,495.89
1995                                         $19,071.57         $18,299.67
1996                                         $20,021.09         $19,087.63

   The inception date of Limited Maturity Bond Portfolio (the "Fund") is
9/10/84.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not guarantee future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $ 256,804,186
      Receivable for Trust shares sold                    249,996
                                                    --------------
                                                      257,054,182
                                                    --------------
LIABILITIES
      Payable to administrator (Note B)                    86,442
      Payable for Trust shares redeemed                    43,624
      Accrued expenses                                     23,098
                                                    --------------
                                                          153,164
                                                    --------------
NET ASSETS at value                                 $ 256,901,018
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      18,290
      Paid-in capital in excess of par value          250,839,376
      Accumulated undistributed net investment
       income                                          14,772,461
      Accumulated net realized losses on
       investment                                      (7,281,052)
      Net unrealized depreciation in value of
       investment                                      (1,448,057)
                                                    --------------
NET ASSETS at value                                 $ 256,901,018
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     18,290,216
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $14.05
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $16,829,148
                                                    ------------
    Expenses:
      Administration fee (Note B)                       991,554
      Shareholder reports                                81,833
      Legal fees                                         24,299
      Trustees' fees and expenses                        10,870
      Custodian fees                                     10,000
      Auditing fees                                       2,353
      Registration and filing fees                           47
      Miscellaneous                                       6,050
      Expenses from Series (Notes A & B)                816,239
                                                    ------------
        Total expenses                                1,943,245
                                                    ------------
        Net investment income                        14,885,903
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized gain on investment securities            5,433
    Net realized loss on financial futures
     contracts                                         (330,511)
    Change in net unrealized appreciation
     (depreciation) of investment securities         (4,079,802)
    Net unrealized appreciation of financial
     futures contracts                                   28,499
                                                    ------------
        Net loss on investments from Series (Note
        A)                                           (4,376,381)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $10,509,522
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                   Year Ended
                                                  December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  14,885,903   $  20,717,280
    Net realized gain (loss) on
     investments from Series (Note A)          (325,078)      1,865,204
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)        (4,051,303)     13,118,728
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         10,509,522      35,701,212
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   (20,590,149)    (19,650,042)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                82,039,951     134,637,958
    Proceeds from reinvestment of
     dividends                               20,590,149      19,650,042
    Payments for shares redeemed            (74,546,900)   (276,278,511)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                      28,083,200    (121,990,511)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        18,002,573    (105,939,341)
NET ASSETS:
    Beginning of year                       238,898,445     344,837,786
                                          -----------------------------
    End of year                           $ 256,901,018   $ 238,898,445
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of year     $  14,772,461   $  20,476,707
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                      5,921,768       9,484,647
    Issued on reinvestment of dividends       1,528,593       1,443,794
    Redeemed                                 (5,404,104)    (19,275,210)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                              2,046,257      (8,346,769)
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August, 1994. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Limited Maturity Bond Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,955,974 and $296,579 expiring in 2002 and 2004, respectively, determined as of December 31, 1996), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .40% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series). Prior to conversion, the predecessor of the Fund paid Management for investment advisory and administrative services a fee at the annual rate of .50% of its average daily net assets.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1996, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, is less than .01% of the Fund's average daily net assets.

Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1996, additions and reductions in the Fund's investment in its Series amounted to $60,190,555 and $140,645,959, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                        Year Ended December 31,
                                            1996(2)     1995(2)      1994        1993        1992        1991        1990
                                            -------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $14.71      $14.02      $ 14.66     $ 14.33     $ 14.32     $ 13.62     $ 13.48
                                            -------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                      .92         .82          .78         .84        1.03        1.04        1.15
    Net Gains or Losses on Securities
     (both realized and unrealized)           (.34)        .65         (.80)        .08        (.33)        .43        (.10)(4)
                                            -------------------------------------------------------------------------------
      Total From Investment Operations         .58        1.47         (.02)        .92         .70        1.47        1.05
                                            -------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                 (1.24)       (.78)        (.55)       (.52)       (.66)       (.77)       (.91)
    Distributions (from capital gains)          --          --         (.07)       (.07)       (.03)         --          --
                                            -------------------------------------------------------------------------------
      Total Distributions                    (1.24)       (.78)        (.62)       (.59)       (.69)       (.77)       (.91)
                                            -------------------------------------------------------------------------------
Net Asset Value, End of Year                $14.05      $14.71      $ 14.02     $ 14.66     $ 14.33     $ 14.32     $ 13.62
                                            -------------------------------------------------------------------------------
Total Return(5)                              +4.31%     +10.94%        -.15%      +6.63%      +5.18%     +11.34%      +8.32%
                                            -------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $256.9      $238.9      $ 344.8     $ 343.5     $ 187.0     $  83.0     $  46.0
                                            -------------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets                                    .78%        .71%         .66%        .64%        .64%        .68%        .76%
                                            -------------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average
     Net Assets                               6.01%       5.99%        5.42%       5.19%       5.80%       6.61%       7.66%
                                            -------------------------------------------------------------------------------
    Portfolio Turnover Rate(6)                  --          27%          90%        159%        114%         77%        124%
                                            -------------------------------------------------------------------------------


                                           1989       1988(3)      1987

Net Asset Value, Beginning of Year        $ 13.01     $12.14      $ 13.62

Income From Investment Operations
    Net Investment Income                    1.12        .92         1.00
    Net Gains or Losses on Securities
     (both realized and unrealized)           .20       (.05)        (.60)

      Total From Investment Operations       1.32        .87          .40

Less Distributions
    Dividends (from net investment
     income)                                 (.85)        --        (1.62)
    Distributions (from capital gains)         --         --         (.26)

      Total Distributions                    (.85)        --        (1.88)

Net Asset Value, End of Year              $ 13.48     $13.01      $ 12.14

Total Return(5)                            +10.77%     +7.17%       +2.89%

Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                            $  31.5     $ 25.4      $  19.0

    Ratio of Expenses to Average Net
     Assets                                   .88%      1.01%         .99%

    Ratio of Net Investment Income to
     Average
     Net Assets                              8.11%      7.15%        7.36%

    Portfolio Turnover Rate(6)                116%       197%          24%


 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3)On May 2, 1988, the predecessor of the Fund changed its primary investment objective to obtain the highest current income consistent with low risk to principal and liquidity through investments in limited maturity debt securities.
4)The amounts shown at this caption for a share outstanding throughout the period may not accord with the change in aggregate gains and losses in securities for the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
5)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.
6)The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Limited Maturity Bond Investments' Financial Highlights.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Limited Maturity Bond Portfolio

   We have audited the accompanying Statement of Assets and Liabilities of Limited Maturity Bond Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Maturity Bond Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

Principal                                         Rating(1)            Market
  Amount                                      Moody's       S&P       Value(2)
----------                                  -----------  ---------  ------------
            U.S. TREASURY SECURITIES
            (0.0%)
$   10,000  U.S. Treasury Notes, 5.75%,
            due 10/31/97  (COST $9,930)         TSY         TSY     $     10,016
                                                                    ------------
            U.S. GOVERNMENT AGENCY
            SECURITIES (5.1%)
 4,770,000  Federal Farm Credit Bank,
            Discount Notes, 5.35% & 5.58%,
            due 1/6/97 & 1/7/97                 AGY         AGY        4,765,288
 8,400,000  Federal Home Loan Bank,
            Discount Notes, 5.25%, due
            1/2/97                              AGY         AGY        8,397,480
                                                                    ------------
            TOTAL U.S. GOVERNMENT AGENCY
            SECURITIES (COST $13,164,797)                             13,162,768
                                                                    ------------
            MORTGAGE-BACKED SECURITIES
            (10.6%)
FEDERAL HOME LOAN MORTGAGE CORP.
 1,037,429  REMIC Floating Rate CMO, Ser.
            1270-F, 6.0375%, due 5/15/97        AGY         AGY        1,037,585
   263,545  ARM Certificates, 6.629%, due
            3/1/17                              AGY         AGY          265,685
   183,006  ARM Certificates, 6.375%, due
            4/1/17                              AGY         AGY          184,379
    85,369  Mortgage Participation
            Certificates, 10.00%, due
            4/1/20                              AGY         AGY           92,185
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   720,295  Balloon Pass-Through
            Certificates, 9.00%, due
            3/1/97-2/1/98                      AGY          AGY          739,426
   435,494  Balloon Pass-Through
            Certificates, 8.50%, due
            10/1/97-11/1/98                    AGY          AGY          446,381
 7,347,630  Pass-Through Certificates,
            7.00%, due 6/1/11                  AGY          AGY        7,393,406
 4,695,601  Pass-Through Certificates,
            7.50%, due 9/1/11                  AGY          AGY        4,759,978
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 1,546,516  Pass-Through Certificates,
            10.00%, due 8/15/15-4/15/20        AGY          AGY        1,694,888
 3,994,011  Pass-Through Certificates,
            9.50%, due 9/15/09-5/15/22         AGY          AGY        4,314,770
 6,465,000  Pass-Through Certificates,
            7.00%, TBA, 30 Year Maturity       AGY          AGY        6,321,558
                                                                    ------------
            TOTAL MORTGAGE-BACKED
            SECURITIES (COST $27,019,206)                             27,250,241
                                                                    ------------
            ASSET-BACKED SECURITIES
            (24.2%)
    49,795  Volvo Auto Receivables Grantor
            Trust, Automobile Loan
            Pass-Through Certificates,
            Ser. 1992-A, 4.65%, due
            6/15/98                            Aaa          AAA           49,670
   551,454  Daimler-Benz Auto Grantor
            Trust, Ser. 1993-A, Class A,
            3.90%, due 10/15/98                Aaa          AAA          550,913
 5,825,000  Capita Equipment Receivables
            Trust, Ser. 1996-1, Class A-3,
            6.11%, due 7/15/99                 Aaa          AAA        5,826,281
 2,507,666  Nissan Auto Receivables
            Grantor Trust, Automobile Loan
            Pass-Through Certificates,
            Ser. 1994-A, Class A, 6.45%,
            due 9/15/99                        Aaa          AAA        2,521,257
 1,216,831  USAA Auto Loan Grantor Trust,
            Automobile Loan Pass-Through
            Certificates, Ser. 1994-1,
            5.00%, due 11/15/99                Aaa          AAA        1,212,937
 3,656,008  Premier Auto Trust, Ser.
            1994-2, Class A-3, 6.35%, due
            5/2/00                             Aaa          AAA        3,673,045
 1,353,144  Caterpillar Financial Asset
            Trust, Ser. 1994-A, Class A-2,
            6.10%, due 6/25/00                 Aaa          AAA        1,353,699
 3,580,000  Chase Manhattan Auto Owner
            Trust, Ser. 1996-C, Class A-3,
            5.95%, due 11/15/00                Aaa          AAA        3,567,291

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                         Rating(1)            Market
  Amount                                      Moody's       S&P       Value(2)
----------                                  -----------  ---------  ------------
$3,247,574  IBM Credit Receivables Lease
            Asset Master Trust, Ser.
            1994-1, Class A-2, 6.55%, due
            7/15/01                             Aaa         AAA     $  3,271,411
 3,764,173  Case Equipment Loan Trust,
            Ser. 1995-A, 7.30%, due
            3/15/02                             Aaa         AAA        3,806,708
 3,660,000  Navistar Financial Owner
            Trust, Ser. 1996-A, Class A-2,
            6.35%, due 11/15/02                 Aaa         AAA        3,669,736
 5,014,871  Banc One Auto Grantor Trust,
            Ser. 1996-B, Class A, 6.55%,
            due 2/15/03                         Aaa         AAA        5,049,374
 5,070,000  Ford Credit Auto Loan Master
            Trust, Auto Loan Certificates,
            Ser. 1996-1, 5.50%, due
            2/15/03                             Aaa         AAA        4,897,823
 8,000,000  NationsBank Credit Card Master
            Trust, Ser. 1995-1, Class A,
            6.45%, due 4/15/03                  Aaa         AAA        8,068,560
 2,510,000  Navistar Financial Owner
            Trust, Ser. 1996-B, Class A-3,
            6.33%, due 4/21/03                  Aaa         AAA        2,516,426
 5,000,000  Chevy Chase Auto Receivables
            Trust, Ser. 1996-2, 5.90%, due
            7/15/03                             Aaa         AAA        4,976,550
 6,500,000  Standard Credit Card Master
            Trust I, Credit Card
            Participation Certificates,
            Ser. 1994-4, Class A, 8.25%,
            due 11/7/03                         Aaa         AAA        6,977,100
                                                                    ------------
            TOTAL ASSET-BACKED SECURITIES
            (COST $62,136,720)                                        61,988,781
                                                                    ------------
            BANKS & FINANCIAL INSTITUTIONS
            (15.8%)
 8,000,000  BankAmerica Corp., Corporate
            Notes, 7.50%, due 3/15/97           A1          A+         8,028,240
 4,050,000  Kansallis-Osake-Pankki, Yankee
            Notes, 9.75%, due 12/15/98          A3          BBB        4,300,574
 5,000,000  Alco Capital Resource, Inc.,
            Medium-Term Notes, Ser. B,
            5.46%, due 2/22/99                  A3          A-         4,910,350
 5,020,000  CIT Group Holdings, Inc.,
            Medium-Term Notes, 6.25%, due
            10/25/99                            Aa3         A+         5,010,512
 1,090,000  Household Finance Corp.,
            Senior Subordinated Notes,
            9.55%, due 4/1/00                   A3          A-         1,184,427
 8,450,000  First USA Bank, Medium-Term
            Deposit Notes, 6.375%, due
            10/23/00                           Baa2        BBB-        8,344,290
 5,200,000  Capital One Bank, Bank Notes,
            5.95%, due 2/15/01                 Baa3        BBB-        5,001,620
 3,925,000  Goldman Sachs Group, L.P.,
            Global Notes, 6.75%, due
            2/15/06                             A1          A+         3,828,484(3)
                                                                    ------------
            TOTAL BANKS & FINANCIAL
            INSTITUTIONS (COST
            $41,952,222)                                              40,608,497
                                                                    ------------
            CORPORATE DEBT SECURITIES
            (45.5%)
 2,630,000  Colonial Gas Co., Medium-Term
            Notes, Ser. A, 6.20%, due
            3/18/98                            Baa1         A-         2,632,683
 5,400,000  Lockheed Martin Corp., Notes,
            6.55%, due 5/15/99                  A3         BBB+        5,426,244
 2,520,000  Arkla, Inc., Notes, 8.875%,
            due 7/15/99                        Baa3         BBB        2,658,424
   650,000  Caterpillar Finance,
            Medium-Term Notes, Ser. E,
            6.11%, due 7/15/99                  A2           A           646,542
   925,000  Hoechst Celanese Corp., Notes,
            9.625%, due 9/1/99                  A2          A+           946,071
 4,180,000  Travelers/Aetna Property
            Casualty Corp., Notes, 6.25%,
            due 10/1/99                         A2           A         4,163,949
10,000,000  Xerox Credit Corp.,
            Medium-Term Notes, Ser. D,
            6.84%, due 6/1/00                   A2           A         9,954,300
 5,120,000  Comdisco, Inc., Notes, 6.50%,
            due 6/15/00                        Baa1        BBB+        5,096,346
   435,000  ADT Operations, Inc., Senior
            Notes, 8.25%, due 8/1/00            Ba1        BBB-          454,031
 4,000,000  Ford Motor Credit Co.,
            Medium-Term Notes, 6.84%, due
            8/16/00                             A1          A+         4,030,000

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                         Rating(1)            Market
  Amount                                      Moody's       S&P       Value(2)
----------                                  -----------  ---------  ------------
$1,970,000  Chesapeake Corp., Notes,
            10.375%, due 10/1/00               Baa3         BBB     $  2,201,967
 6,750,000  Sears Roebuck Acceptance
            Corp., Medium-Term Notes, Ser.
            I, 6.42%, due 10/10/00              A2          A-         6,724,688
 1,610,000  BHP Finance (USA) Limited,
            Guaranteed Notes, 5.625%, due
            11/1/00                             A2           A         1,561,265
 1,770,000  Congoleum Corp., Senior Notes,
            9.00%, due 2/1/01                   B1          BB-        1,776,637
 9,000,000  General Motors Acceptance
            Corp., Medium-Term Notes,
            8.25%, due 2/8/01                   A3          A-         9,491,400
 1,940,000  Colonial Realty Limited
            Partnership, Senior Notes,
            7.50%, due 7/15/01                 Baa3        BBB-        1,963,920
 4,000,000  Tyco International Ltd.,
            Notes, 6.50%, due 11/1/01          Baa2        BBB+        3,965,080
   395,000  Owens-Illinois, Inc., Senior
            Subordinated Notes, 10.50%,
            due 6/15/02                         B2          B+           416,725
 2,990,000  Federated Department Stores,
            Inc., Senior Notes, 8.125%,
            due 10/15/02                        Ba1         BB-        3,072,494
 5,400,000  Viacom, Senior Notes, 6.75%,
            due 1/15/03                         Ba2   (4)    BB+   (4)    5,056,290
   395,000  Container Corp. of America,
            Senior Notes, 9.75%, due
            4/1/03                              B1          B+           416,725
 2,430,000  ADT Operations, Inc., Senior
            Subordinated Notes, 9.25%, due
            8/1/03                              Ba3         BB+        2,594,025
 4,415,000  Keystone Group, Inc., Senior
            Secured Notes, 9.75%, due
            9/1/03                              A1          A+         4,757,162
 1,115,000  Sweetheart Cup, Inc., Senior
            Subordinated Notes, 10.50%,
            due 9/1/03                          B3          B-         1,169,356
   500,000  Core-Mark International Inc.,
            Senior Subordinated Notes,
            11.375%, due 9/15/03                B3           B           511,250(3)
 4,010,000  Owens-Illinois, Inc., Senior
            Debentures, 11.00%, due
            12/1/03                             Ba3   (5)    BB    (5)    4,471,150
 4,060,000  Stewart Enterprises, Inc.,
            Notes, 6.70%, due 12/1/03          Baa3         BBB        3,981,480
 3,810,000  Duty Free International, Inc.,
            Notes, 7.00%, due 1/15/04           Ba1        BBB-        3,609,975
   350,000  Container Corp. of America,
            Senior Notes, Ser. A, 11.25%,
            due 5/1/04                          B1          B+           378,875
 2,370,000  Tenet Healthcare Corp., Senior
            Subordinated Notes, 10.125%,
            due 3/1/05                          Ba3         B+         2,615,888
   395,000  Collins & Aikman Products Co.,
            Senior Subordinated Notes,
            11.50%, due 4/15/06                 B3           B           430,550
   735,000  JCAC, Inc., Senior
            Subordinated Notes, 10.125%,
            due 6/15/06                         B2           B           762,563
   795,000  Printpack, Inc., Senior
            Subordinated Notes, 10.625%,
            due 8/15/06                         B3          B+           828,788(3)
 4,180,000  Time Warner Inc., Notes,
            8.11%, due 8/15/06                  Ba1        BBB-        4,289,558
   395,000  Commonwealth Aluminum Corp.,
            Senior Subordinated Notes,
            10.75%, due 10/1/06                 B2          B-           405,862
   455,000  Iron Mountain Inc., Senior
            Subordinated Notes, 10.125%,
            due 10/1/06                         B3          B-           480,594
 1,250,000  International Home Foods,
            Senior Subordinated Notes,
            10.375%, due 11/1/06                B2          B-         1,296,875(3)
   300,000  International Knife & Saw,
            Inc., Senior Subordinated
            Notes, 11.375%, due 11/15/06        B3          B-           311,211(3)
   915,000  Motors and Gears, Inc., Senior
            Notes, Ser. A, 10.75%, due
            11/15/06                            B3          BB-          943,594(3)
   955,000  Allied Waste North America,
            Inc., Senior Subordinated
            Notes, 10.25%, due 12/1/06          B3          B+         1,005,137(3)
   610,000  Fresenius Medical Care Capital
            Trust, Preferred Securities,
            9.00%, due 12/1/06                  Ba3         B+           621,437

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                         Rating(1)            Market
  Amount                                      Moody's       S&P       Value(2)
----------                                  -----------  ---------  ------------
$  175,000  Newport News Shipbuilding
            Inc., Senior Subordinated
            Notes, 9.25%, due 12/1/06           B1          B+      $    180,250(3)
   300,000  Safelite Glass Corp., Senior
            Subordinated Notes, 9.875%,
            due 12/15/06                        B3           B           307,500(3)
   823,000  AMTROL Acquisition, Inc.,
            Senior Subordinated Notes,
            10.625%, due 12/31/06               B3          B-           835,345(3)
 5,705,000  Tenneco Inc., Debentures,
            10.20%, due 3/15/08                Baa3        BBB-        6,935,055
   395,000  Stone Container Corp., Rating
            Adjustable Senior Notes,
            11.875%, due 8/1/16                 B1          BB-          417,713
                                                                    ------------
            TOTAL CORPORATE DEBT
            SECURITIES (COST $117,010,958)                           116,796,974
                                                                    ------------
            TOTAL INVESTMENTS (101.2%)
            (COST $261,293,833)                                      259,817,277(6)
            Liabilities, less cash,
            receivables and other assets
            [(1.2%)]                                                  (3,013,090)
                                                                    ------------
            TOTAL NET ASSETS (100.0%)                               $256,804,187
                                                                    ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments
1)Credit ratings are unaudited.
2)Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
3)Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At December 31, 1996, these securities amounted to $10,048,434 or 3.9% of net assets.
4)Rated BBB- by Fitch Investors Services, Inc.
5)Rated BBB- by Duff & Phelps Credit Rating Co.
6)At December 31, 1996, the cost of investments for Federal income tax purposes was $261,293,833. Gross unrealized appreciation of investments was $1,269,234 and gross unrealized depreciation of investments was $2,745,790, resulting in net unrealized depreciation of $1,476,556, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $ 259,817,277
      Cash                                                  4,460
      Interest receivable                               3,119,366
      Receivable for variation margin (Note A)            234,750
      Deferred organization costs (Note A)                 53,701
      Prepaid expenses and other assets                    13,876
      Receivable for securities sold                        5,177
                                                    --------------
                                                      263,248,607
                                                    --------------
LIABILITIES
      Payable for securities purchased                  6,352,873
      Payable to investment manager (Note B)               54,041
      Accrued expenses                                     37,506
                                                    --------------
                                                        6,444,420
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $ 256,804,187
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $ 258,252,244
      Net unrealized depreciation in value of
       investment securities and financial futures
       contracts                                       (1,448,057)
                                                    --------------
NET ASSETS                                          $ 256,804,187
                                                    --------------
*Cost of investments                                $ 261,293,833
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $16,829,148
                                                    ------------
    Expenses:
      Investment management fee (Note B)                619,883
      Custodian fees (Note B)                           122,366
      Amortization of deferred organization and
       initial offering expenses (Note A)                16,174
      Legal fees                                         14,934
      Auditing fees                                      12,552
      Trustees' fees and expenses                        11,524
      Accounting fees                                    10,000
      Insurance expense                                   8,396
      Miscellaneous                                         410
                                                    ------------
        Total expenses                                  816,239
                                                    ------------
        Net investment income                        16,012,909
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
     sold                                                 5,433
    Net realized loss on financial futures
     contracts (Note A)                                (330,511)
    Change in net unrealized appreciation
     (depreciation) of investment securities         (4,079,802)
    Net unrealized appreciation of financial
     futures contracts (Note A)                          28,499
                                                    ------------
        Net loss on investments                      (4,376,381)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $11,636,528
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                           Period from
                                                           May 1, 1995
                                                          (Commencement
                                                               of
                                                           Operations)
                                           Year Ended          to
                                          December 31,    December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $ 16,012,909    $ 14,618,430
    Net realized gain (loss) on
     investments                              (325,078)      3,090,324
    Change in net unrealized
     appreciation (depreciation) of
     investments                            (4,051,303)      4,988,722
                                          -----------------------------
    Net increase in net assets resulting
     from operations                        11,636,528      22,697,476
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               60,190,555      33,220,562
    Reductions                            (140,645,959)    (89,109,317)
                                          -----------------------------
    Net decrease in net assets resulting
     from transactions in investors'
     beneficial interests                  (80,455,404)    (55,888,755)
                                          -----------------------------
NET DECREASE IN NET ASSETS                 (68,818,876)    (33,191,279)
NET ASSETS:
    Beginning of year                      325,623,063     358,814,342
                                          -----------------------------
    End of year                           $256,804,187    $325,623,063
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Limited Maturity Bond Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1996, the unamortized balance of such expenses amounted to $53,701.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
7) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Advisers Managers Trust                                        December 31, 1996
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

      For Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been closed or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on its transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
      At December 31, 1996, open positions in financial futures contracts were as follows:

                                                      UNREALIZED
                                                     APPRECIATION
EXPIRATION         OPEN CONTRACTS         POSITION   (DEPRECIATION)
             118 U.S. Treasury Notes, 2
March 1997              Year                Long       $   5,531

             289 U.S. Treasury Notes, 5
March 1997              Year                Short         50,937

            179 U.S. Treasury Notes, 10
March 1997              Year                Short        (27,969)

      At December 31, 1996, the Series had deposited $615,000 principal of Alco Capital Resource, Inc., Medium-Term Notes, Ser. B, 5.46%, due 2/22/99 in a segregated account to cover margin requirements on open financial futures contracts.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of .25% of the first $500 million of the Series' average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1996, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) of $318,368,374 and $298,251,855, respectively.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                         Period from
                                                         May 1, 1995
                                                         (Commencement
                                                              of
                                                         Operations)
                                           Year Ended         to
                                          December 31,   December 31,
                                              1996           1995
                                          ---------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                    .33%           .32%(1)
                                          ---------------------------
    Net Investment Income                      6.46%          6.34%(1)
                                          ---------------------------
Portfolio Turnover Rate                         132%            78%
                                          ---------------------------
Net Assets, End of Year (in millions)        $256.8         $325.6
                                          ---------------------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Limited Maturity Bond Investments

   We have audited the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, of AMT Limited Maturity Bond Investments, one of the series comprising Advisers Managers Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, and the Statement of Changes in Net Assets and the Financial Highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Limited Maturity Bond Investments of Advisers Managers Trust at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997

24